Other operating expenses, net	9 Months Ended
Sep. 30, 2022
Other Operating Expenses, Net [Abstract]
Other operating expenses, net
22	Other operating expenses, net

	For the nine-month period ended September 30,
	2022	2021

Result with property, plant and equipment	(32)	14
Reversal (provision) for legal proceedings	(2)	3
Restructuring expenses and others	(25)	(46)
Others	-	(1)
Total	(59)	(30)